Short term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ZHEJIANG TIANLAN
Bank loan	¥ 33,000	¥ 25,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	28,000	20,000
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	¥ 5,000	¥ 5,000